2. Summary of Significant Accounting Policies: Income Taxes (Policies)	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Policies
Income Taxes

Income Taxes

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. As of June 30, 2018, the Company reviewed its tax positions and determined there were no outstanding tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

Income Taxes

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. As of September 30, 2018, the Company reviewed its tax positions and determined there were no outstanding tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.